Note 12 - Trade Receivables, Other Receivables, and Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
	As of December 31,
	2022	2023
Trade receivables due from third-party customers	$60,037	$76,468
Trade receivables due from related parties (Note 17)	1,947	591
Total gross trade receivables	61,985	77,059
Allowance for expected credit losses	(4,062)	(7,677)
Trade receivables net of loss allowance	$57,923	$69,382
	As of December 31,
	2022	2023
Value added tax	$1,472	$5,781
Unsettled trades (1)	12,993	-
Receivable due from Kunlun (Note 17) (2)	-	1,300
Other (3)	2,783	678
Total other current receivables	$17,247	$7,760
	As of December 31,
	2022	2023
Prepaid corporate income taxes	$421	$649
Other prepaid expenses	3,511	4,010
Total prepayments	$3,932	$4,660

Disclosure of aging of trade receivables [text block]
		Past due
As of December 31, 2022	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	1.3%	6.8%	13.3%	26.2%	54.0%	6.6%
Gross carrying amount	$51,268	$3,203	$1,296	$1,251	$4,966	$61,985
Loss allowance as of December 31, 2022	$662	$218	$173	$328	$2,682	$4,062
		Past due
As of December 31, 2023	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.7%	1.2%	2.1%	3.1%	86.4%	10.0%
Gross carrying amount	$62,815	$4,116	$1,247	$634	$8,248	$77,059
Loss allowance as of December 31, 2023	$458	$47	$26	$20	$7,126	$7,677

Provision for impairment of trade receivables [text block]
	Year ended December 31,
	2022	2023
Loss allowance as of January 1	$2,796	$4,062
Increase in loss allowance	1,366	3,814
Effect of movements in exchange rates	(100)	(199)
Loss allowance as of December 31	$4,062	$7,677

Disclosure of receivables [text block]
	Year ended December 31,
	2022	2023
Carrying amount as of January 1	$-	$56,374
Initial recognition at fair value	83,468	-
Interest income (Note 7)	1,285	1,556
Installment and dividend set-off	(28,379)	(25,133)
Carrying amount as of December 31	$56,374	$32,797
Recognized and classified as:
Non-current receivables from sale of investments	$28,187	$-
Current receivables from sale of investments	$28,187	$32,797
	Year ended December 31,
	2022	2023
Carrying amount as of January 1	$-	$76,278
Initial recognition at fair value	120,311	-
Interest income (Note 7)	2,390	-
Fair value gain (loss) (Note 7)	(37,923)	1,084
Installment and settlement	(8,500)	(77,362)
Carrying amount as of December 31	$76,278	$-
Recognized and classified as:
Non-current receivables from sale of investments	$48,118	$-
Current receivables from sale of investments	$28,160	$-